Management Actions (Notes)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure [Text Block]

4.	Management Action
During the first quarter of 2017, we implemented a restructuring action to better align our global resources and expense structure with a lower growth global economic environment. The pre-tax charge of $8,018, including other associated costs of $961, consisted primarily of severance and was included within Selling and Administrative Expense in the Condensed Consolidated Statements of Operations. The charge impacted our Americas, Europe, Middle East and Africa ("EMEA") and Asia Pacific ("APAC") operating segments. We believe the anticipated savings will offset the pre-tax charge in approximately one year from the date of the action. We do not expect additional costs will be incurred related to this restructuring action.
A reconciliation to the ending liability balance of severance and related costs as of September 30, 2017 is as follows:

Severance and Related Costs
Q1 2017 restructuring action	$7,057
Cash payments	(5,792)
Foreign currency adjustments	164
September 30, 2017 balance	$1,429

2.	Management Actions
During the third quarter of 2015, we implemented a restructuring action to reduce our infrastructure costs that we anticipated would improve Selling and Administrative Expense operating leverage in future quarters. The pre-tax charge of $1,779 recognized in the third quarter of 2015 consisted primarily of severance, the majority of which was in Europe, and was included within Selling and Administrative Expense in the Consolidated Statements of Earnings. We estimated the savings would offset the pre-tax charge approximately one year from the date of the action. The charge impacted our Americas, EMEA and APAC operating segments. We do not expect additional costs will be incurred related to this restructuring action.
During the fourth quarter of 2015, we implemented an additional restructuring action to reduce our infrastructure costs that we anticipated would improve Selling and Administrative Expense operating leverage in future quarters. The pre-tax charge of $1,965, including other associated costs of $481, consisted primarily of severance and was recorded in the fourth quarter of 2015. The pre-tax charge was included within Selling and Administrative Expense in the Consolidated Statements of Earnings. We estimated the savings would offset the pre-tax charge approximately 1.5 years from the date of the action. The charge impacted our Americas, EMEA and APAC operating segments. We do not expect additional costs will be incurred related to this restructuring action.
A reconciliation of the beginning and ending liability balances is as follows:

Severance and Related Costs
2015 restructuring actions	$3,263
Cash payments	(1,332)
Foreign currency adjustments	(19)
December 31, 2015 Balance	$1,912
2016 Utilization:
Cash payments	(1,912)
December 31, 2016 balance	$—